Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Advances to suppliers	$ 1,746	$ 1,720
Advertising and promotional expenses paid in advance	7	30
Prepaid insurance	21	25
Total	$ 1,774	$ 1,775